INTANGIBLE ASSETS - Schedule of Intangible assets (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Cost
Goodwill	$ 6,142,525	$ 6,142,525	$ 6,142,525
Intangible assets, gross including goodwill	22,696,325	22,696,325	40,657,069
Accumulated Amortization	(2,192,385)	(1,836,590)	(791,375)
Impairment of Asset
Finite lived intangible assets (including goodwill), accumulated impairment loss			(17,845,813)
Net
Goodwill, Total	6,142,525	6,142,525	7,706,725
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	$ 20,503,940	$ 20,859,735	$ 22,019,881
Developed technology
INTANGIBLE ASSETS
Est useful life		10 years	10 years
Cost
Finite lived intangible assets, gross		$ 1,928,800	$ 1,726,500
Accumulated Amortization		(143,696)
Net
Intangible assets, net		$ 1,785,104	$ 1,726,500
Technology acquired
INTANGIBLE ASSETS
Est useful life			0 days
Cost
Finite lived intangible assets, gross			$ 18,163,044
Accumulated Amortization			(317,231)
Impairment of Asset
Intangible assets excluding goodwill accumulated impairment loss			$ (17,845,813)
Customer Lists
INTANGIBLE ASSETS
Est useful life	12 years	12 years	12 years
Cost
Finite lived intangible assets, gross	$ 14,625,000	$ 14,625,000	$ 14,625,000
Accumulated Amortization	(2,000,086)	(1,692,894)	(474,144)
Net
Intangible assets, net	$ 12,624,914	$ 12,932,106	$ 14,150,856
Pacsquare assets - Proprietary Software
INTANGIBLE ASSETS
Est useful life	10 years	10 years
Cost
Accumulated Amortization	$ (192,299)
Net
Intangible assets, net	$ 1,736,501